CONDENSED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income
Interest income	$ 7,617	$ 11,508
Other income	150,564	310,118
Revenues	158,181	321,626
Gain (Loss) on disposition of Operating Partnerships	3,551,414	7,094,752
Expenses
Professional fees	176,444	361,835
Fund management fee, net (Note C)	333,223	648,148
General and administrative expenses	654,260	286,580
Operating expenses	1,163,927	1,296,563
NET INCOME (LOSS)	2,545,668	6,119,815
Net income (loss) allocated to assignees	2,520,212	6,058,616
Net income (loss) allocated to general partner	$ 25,456	$ 61,199
Net income (loss) per BAC	$ 0.03	$ 0.07
Series 20
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 21
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 22
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 23
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 24
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 25
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 26
Income
Interest income	$ 261	$ 1,068
Other income	0	0
Revenues	261	1,068
Gain (Loss) on disposition of Operating Partnerships	20,845	18,800
Expenses
Professional fees	11,719	28,094
Fund management fee, net (Note C)	3,665	15,044
General and administrative expenses	97,302	23,831
Operating expenses	112,686	66,969
NET INCOME (LOSS)	(91,580)	(47,101)
Net income (loss) allocated to assignees	(90,664)	(46,630)
Net income (loss) allocated to general partner	$ (916)	$ (471)
Net income (loss) per BAC	$ (0.02)	$ (0.01)
Series 27
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 28
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 29
Income
Interest income	$ 143	$ 319
Other income	0	9,000
Revenues	143	9,319
Gain (Loss) on disposition of Operating Partnerships	29,999	44,500
Expenses
Professional fees	19,473	22,781
Fund management fee, net (Note C)	1,343	21,752
General and administrative expenses	45,605	22,100
Operating expenses	66,421	66,633
NET INCOME (LOSS)	(36,279)	(12,814)
Net income (loss) allocated to assignees	(35,916)	(12,686)
Net income (loss) allocated to general partner	$ (363)	$ (128)
Net income (loss) per BAC	$ (0.01)	$ 0.00
Series 30
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 31
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 32
Income
Interest income	$ 1,321	$ 781
Other income	0	40,978
Revenues	1,321	41,759
Gain (Loss) on disposition of Operating Partnerships	23,823	2,571,228
Expenses
Professional fees	11,719	26,633
Fund management fee, net (Note C)	4,091	36,727
General and administrative expenses	90,598	23,678
Operating expenses	106,408	87,038
NET INCOME (LOSS)	(81,264)	2,525,949
Net income (loss) allocated to assignees	(80,451)	2,500,690
Net income (loss) allocated to general partner	$ (813)	$ 25,259
Net income (loss) per BAC	$ (0.02)	$ 0.53
Series 33
Income
Interest income	$ 1,524	$ 1,319
Other income		40,978
Revenues	1,524	42,297
Gain (Loss) on disposition of Operating Partnerships	23,823	2,492,020
Expenses
Professional fees	10,544	21,150
Fund management fee, net (Note C)	4,334	20,807
General and administrative expenses	97,578	18,583
Operating expenses	112,456	60,540
NET INCOME (LOSS)	(87,109)	2,473,777
Net income (loss) allocated to assignees	(86,238)	2,449,039
Net income (loss) allocated to general partner	$ (871)	$ 24,738
Net income (loss) per BAC	$ (0.03)	$ 0.94
Series 34
Income
Interest income	$ 110	$ 341
Other income		2,000
Revenues	110	2,341
Gain (Loss) on disposition of Operating Partnerships		20,800
Expenses
Professional fees	16,623	25,710
Fund management fee, net (Note C)	15,492	19,902
General and administrative expenses	33,923	20,834
Operating expenses	66,038	66,446
NET INCOME (LOSS)	(65,928)	(43,305)
Net income (loss) allocated to assignees	(65,269)	(42,872)
Net income (loss) allocated to general partner	$ (659)	$ (433)
Net income (loss) per BAC	$ (0.02)	$ (0.01)
Series 35
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 36
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 37
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 38
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 39
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 40
Income
Interest income	$ 0	$ 0
Other income	0	0
Revenues	0	0
Gain (Loss) on disposition of Operating Partnerships	0	0
Expenses
Professional fees	0	0
Fund management fee, net (Note C)	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) allocated to general partner	$ 0	$ 0
Net income (loss) per BAC	$ 0	$ 0
Series 41
Income
Interest income	$ 388	$ 670
Other income	47,439	53,142
Revenues	47,827	53,812
Gain (Loss) on disposition of Operating Partnerships	1,151,653	98,100
Expenses
Professional fees	22,996	28,153
Fund management fee, net (Note C)	57,068	89,434
General and administrative expenses	87,125	20,401
Operating expenses	167,189	137,988
NET INCOME (LOSS)	1,032,291	13,924
Net income (loss) allocated to assignees	1,021,968	13,785
Net income (loss) allocated to general partner	$ 10,323	$ 139
Net income (loss) per BAC	$ 0.36	$ 0.00
Series 42
Income
Interest income	$ 2,013	$ 2,319
Other income	6,800	39,314
Revenues	8,813	41,633
Gain (Loss) on disposition of Operating Partnerships	247,877	722,454
Expenses
Professional fees	20,646	29,477
Fund management fee, net (Note C)	7,748	52,866
General and administrative expenses	84,749	18,481
Operating expenses	113,143	100,824
NET INCOME (LOSS)	143,547	663,263
Net income (loss) allocated to assignees	142,112	656,630
Net income (loss) allocated to general partner	$ 1,435	$ 6,633
Net income (loss) per BAC	$ 0.05	$ 0.24
Series 43
Income
Interest income	$ 0	$ 2,174
Other income	0	1,542
Revenues	0	3,716
Gain (Loss) on disposition of Operating Partnerships	0	186,635
Expenses
Professional fees	0	33,840
Fund management fee, net (Note C)	0	32,238
General and administrative expenses	0	73,901
Operating expenses	0	139,979
NET INCOME (LOSS)	0	50,372
Net income (loss) allocated to assignees	0	49,868
Net income (loss) allocated to general partner	$ 0	$ 504
Net income (loss) per BAC	$ 0	$ 0.01
Series 44
Income
Interest income	$ 1,021	$ 662
Other income	25,468	11,803
Revenues	26,489	12,465
Gain (Loss) on disposition of Operating Partnerships	815,747	612,172
Expenses
Professional fees	17,119	26,553
Fund management fee, net (Note C)	35,411	90,353
General and administrative expenses	30,899	19,325
Operating expenses	83,429	136,231
NET INCOME (LOSS)	758,807	488,406
Net income (loss) allocated to assignees	751,219	483,522
Net income (loss) allocated to general partner	$ 7,588	$ 4,884
Net income (loss) per BAC	$ 0.28	$ 0.18
Series 45
Income
Interest income	$ 330	$ 667
Other income	31,486	48,721
Revenues	31,816	49,388
Gain (Loss) on disposition of Operating Partnerships	691,381	214,717
Expenses
Professional fees	23,314	85,435
Fund management fee, net (Note C)	55,010	97,873
General and administrative expenses	48,468	23,715
Operating expenses	126,792	207,023
NET INCOME (LOSS)	596,405	57,082
Net income (loss) allocated to assignees	590,441	56,511
Net income (loss) allocated to general partner	$ 5,964	$ 571
Net income (loss) per BAC	$ 0.15	$ 0.01
Series 46
Income
Interest income	$ 506	$ 1,188
Other income	39,371	62,640
Revenues	39,877	63,828
Gain (Loss) on disposition of Operating Partnerships	546,266	113,326
Expenses
Professional fees	22,291	34,009
Fund management fee, net (Note C)	149,061	171,152
General and administrative expenses	38,013	21,731
Operating expenses	209,365	226,892
NET INCOME (LOSS)	376,778	(49,738)
Net income (loss) allocated to assignees	373,010	(49,241)
Net income (loss) allocated to general partner	$ 3,768	$ (497)
Net income (loss) per BAC	$ 0.13	$ (0.02)